PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

2.1 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principal accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Basis of consolidation

2.2 Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and the VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances between the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Non-controlling interests

2.3 Non-controlling interests

For the Company’s consolidated subsidiaries, the VIE and the VIE’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s Consolidated Balance Sheets and have been separately disclosed in the Group’s Consolidated Statements of Comprehensive Loss to distinguish the interests from that of the Company.

Use of estimates

2.4 Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to valuation allowance of deferred tax assets, share-based compensation, allowances for credit losses, the estimated useful lives of assets, valuation and impairment of long-term investments, discount rate used in lease liabilities, reserve for excess and obsolete inventories and valuation and impairment of long-lived assets. Estimates are based on historical experiences and on various assumptions that the Group believes are reasonable under current circumstances. Actual results could differ from those estimates.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Foreign currencies

2.5 Foreign currencies

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s holding entities incorporated in Cayman Islands and Hong Kong, China (“HK”) is the United States dollars (“US$”). The Group’s PRC subsidiaries, the consolidated VIE and the VIE’s subsidiaries and the other HK subsidiary determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters and is based primarily on the currency the entity conducts its business in.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated Statements of Comprehensive Loss. Total foreign exchange (loss)/gain were a loss of RMB 6,743, and gains of RMB 2,127 and RMB 1,601 for the years ended December 31, 2023, 2024 and 2025, respectively.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income as a component of shareholders’ equity. Total foreign currency translation adjustments to the Group’s other comprehensive income were gains of RMB 22,178, RMB 7,854 and a loss of RMB 9,149 for the years ended December 31, 2023, 2024 and 2025, respectively.

Convenience translation

2.6 Convenience translation

Translations of the Consolidated Balance Sheets, the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.9931, representing the index rates stipulated by the federal reserve board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Fair value measurements

2.7 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.7 Fair value measurements (continued)

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, other receivables, equity securities with readily determinable fair values included in long-term investments, accounts payable, amounts due to related parties, accruals and other liabilities, short-term borrowings, other non-current liabilities. As of December 31, 2024 and 2025, except for short-term investments and equity securities with readily determinable fair values included in long-term investments, the carrying values of cash and cash equivalents, restricted cash, trade receivables, amounts due from related parties, other receivables, trade payables, amounts due to related parties, accruals and other liabilities, short-term borrowings, and other non-current liabilities are approximated to their fair value. The Group reports time deposits in short-term investments at fair value and discloses the fair value of these investments based on level 2 measurement, reports equity securities with readily determinable fair values included in short-term investments and long-term investments at fair value based on level 1 measurement, and for those investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of the investments will be recognized in Consolidated Statements of Comprehensive Loss, whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements (Note 10).

Cash and cash equivalents

2.8 Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less.

Restricted cash

2.9 Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets. The Group’s restricted cash mainly represents cash held in the Group’s own bank accounts, the use of which is restricted to collecting cash on behalf of the merchants for products sold on Yunji App and transferring these cash receipts to the merchants under the bank’s custody.

Short-term investments

2.10 Short-term investments

Short-term investments are comprised of 1) time deposits placed with banks with original maturities longer than three months but less than one year, 2) Equity securities with readily determinable fair value. These investments are stated at fair value. Changes in the fair value are reflected in financial (expense)/income, net in the Consolidation Statements of Comprehensive Loss.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Accounts receivable, net

2.11 Accounts receivable, net

Accounts receivables, net mainly represent amounts due from customers, including the funds extended by the Group to qualified customers, including the merchants, through its factoring arrangements (the “factoring receivables”) and are recorded net of allowance for credit losses. As of December 31, 2024 and 2025, the balance of the factoring receivables was RMB 28,149 and RMB 28,090, respectively (Note 5).

Allowance for credit losses

2.12 Allowance for credit losses

Starting from January 1, 2020, the Group adopted ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. Upon adoption of the new standard on January 1, 2020, there was no material cumulative effect of the adoption.

The Group’s accounts receivable, prepaid expenses and other current assets, amounts due from related parties and other non-current assets are within the scope of ASC Topic 326.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers, the related receivables and other receivables which include size, type of the services, the counterparty or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. When facts and circumstances indicate that the receivable is no longer sharing similar risk characteristics, the Group evaluates the receivables for expected credit losses on an individual basis. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The key factors considered when determining the above allowances for credit losses are listed as follows:

Financial assets	Key factors

By pool
Receivables from sales channels on other platforms and other revenue	Probability of default, loss given default, adjusted for forward-looking macroeconomic conditions
Loan receivables - secured
Amounts due from related parties
Receivables from merchants under marketplace business	Non-performing loan ratio of commercial banks by industry, adjusted for forward-looking macroeconomic conditions
Prepaid expenses and other current assets, included receivables from third-party payment settlement platform, deposits and others	Non-performing loan ratio of commercial banks by industry, adjusted for forward-looking macroeconomic conditions

Individual basis
Receivables from the distribution sales	Non-performing loan ratio of commercial banks by industry, adjusted for forward-looking macroeconomic conditions
Factoring receivables	Probability of default, loss given default, adjusted for forward-looking macroeconomic conditions
Loan receivables - unsecured	Probability-weighted scenarios, discount rate
Receivables from disposal of a subsidiary	Probability-weighted scenarios, discount rate

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12 Allowance for credit losses (continued)

The following table summarized the details of the Company’s allowance for credit losses:

	2023	2024	2025

Balance at beginning of year	33,363	70,389	85,733
Allowance for credit losses	37,098	15,364	83,001
Write-offs	(72)	(20)	-
Effect of exchange rate difference	-	-	(1,100)
Balance at end of year	70,389	85,733	167,634

Inventories, net

2.13 Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write downs of RMB 9,270, RMB 12,722 and RMB 3,427 are recorded in cost of revenues in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2023, 2024 and 2025, respectively.

Property, equipment and software, net

2.14 Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follow:

Category	Estimated useful lives
Building	20 - 40 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment	3 years
Furniture	3 years
Software	3 years
Vehicles	3 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. The Group recognized the gain or loss on the disposal of property, equipment and software in the Consolidated Statements of Comprehensive Loss.

Construction in progress represents direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use.

Land use rights

2.15 Land use rights

Land use rights represent acquisition costs to purchase a land use right from the PRC government, which is evidenced by property certificate. The period of the purchased land use right is 40 years. The Company classifies the land use right as a long-term asset on the balance sheet and cash outflows related to the acquisition of land use rights as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 40 years.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Long-term investments

2.16 Long-term investments

The Group’s investments include equity method investments, equity securities with readily determinable fair values and equity securities accounted for under measurement alternative.

Investments in entities in which the Company does not control, but can exercise significant influence, are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures. Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings as well as distributions received after the date of investment.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in equity in (loss)/income of affiliates, net of tax in the Consolidated Statements of Comprehensive Loss. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee, if any, represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded in financial (expense)/income, net through the Consolidated Statements of Comprehensive Loss.

For equity investments which the Company cannot exercise significant influence and does not have a readily determinable fair value, the Company has elected to apply the measurement alternative and recorded these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC topic 321, Investments– Equity Securities. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Impairment of long-lived assets

2.17 Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Accumulated impairment losses of long-lived assets other than goodwill recognized as of December 31, 2024 and 2025 were RMB 26,090 (Note 11), and impairment losses were recorded RMB 26,090 and nil for the years ended December 31, 2024 and 2025, respectively, in general and administrative through the Consolidated Statements of Comprehensive Loss.

Short-term borrowings

2.18 Short-term borrowings

Borrowings are recognized initially at fair value, net of debt discounts or premiums, debt issuance costs and other incidental fees. Debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the Consolidated Statements of Operations and Comprehensive Loss over the estimated term of the facilities using the effective interest method. As of December 31, 2025, the Company had short-term borrowings from banks with an average interest rate of 2.42% per annum. The borrowings were repayable in less than 12 months.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Revenue recognition

2.19 Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers”, for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those goods or services.

To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

Revenue is recorded net of value-added tax.

Revenue recognition policies for each type of revenue steam are as follows:

Sales of merchandise

The Group primarily sells merchandise through its Yunji App. The Group presents the revenue generated from its sales of merchandise on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Group also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators. The cash collected from the sales of merchandise is initially recorded in deferred revenue in the Consolidated Balance Sheets and subsequently recognized as revenue when the receipt of merchandise is confirmed by the customers, which is the point that the control of the merchandise is transferred to the customer. For products sold through independent distributors (the “distribution sales”), control is transferred upon acceptance, based on the contract terms. The revenue is recorded net of value-added tax, discounts, coupons, incentives and return allowances. Return allowances are estimated based on historical experiences and updated at the end of each reporting period.

Marketplace

In 2019, the Group launched its marketplace business model, under which the Group operates its e-commerce platform, Yunji App, as a marketplace for third party merchants to sell their merchandise to the Yunji App users. When the transactions are completed on Yunji App, the Group charges merchants commissions at their respective agreed percentage of the amount of merchandise sold by merchants. The Group acts as an agent in these transactions and does not control the underlying merchandise provided by merchants before they are transferred to users, as the Group is not responsible for fulfilling the promise to provide the merchandise to users and has no inventory risk. In addition, the Group has no discretion in establishing prices of the merchandise provided by merchants. Revenues are recognized on a net basis to the extent of the commissions the Group earns at the point of users’ acceptance of merchandise.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.19 Revenue recognition (continued)

Remaining performance obligations

The remaining performance obligations associated with the Group’s sale of merchandise represents the cash collected upfront from the customers for their purchase of merchandise on Yunji App, but the underlying merchandise has not yet been received by the customers, which is included in the presentation of deferred revenue (Note 13). As of December 31, 2024 and 2025, the remaining performance obligation for sales of merchandise were RMB 7,256 and RMB 8,850, respectively, which are expected to be recognized as revenue when the receipt of merchandise is confirmed by the customers.

The remaining performance obligations associated with the Group’s marketplace revenue represents the portion of commissions included in the payment collected from the users for their purchase of merchandise on Yunji App on behalf of the merchants, but the underlying merchandise has not yet been received by the users, which is included in the presentation of deferred revenue (Note 13). As of December 31, 2024 and 2025, the remaining performance obligation for marketplace revenue were RMB 1,175 and RMB 2,184, which are expected to be recognized as revenue when the transactions are completed.

Other businesses

The Group extends loans to unrelated customers who factored their accounts receivable derived from their own business with recourse. The Group records factoring receivables, which is included in accounts receivable, when the cash is advanced to its customers (Note 2.11). The interests are recognized over the term of loans, normally one year or less.

The Group also provides technical services, advertising services and membership services to customers. The service revenues mainly represent the service fees from third parties that are recognized over the service period.

Users incentive programs

2.20 Users incentive programs

The Group provides incentives to those referring members by paying a cash refund upon a successful merchandise referral (“Referral Incentives”); and those members for their self-purchase (“Self-purchase Incentives”). These unpaid balances recorded in incentive payables to members are maintained collectively in the members’ Yunji App accounts and can be withdraw in cash upon the members’ requests. For years ended December 31, 2023, 2024 and 2025, the long-aged balances of incentive payables to members of RMB 69,545, RMB 52,458 and RMB 18,160, respectively, were derecognized when the Company’s payable obligations alongside extinguished, and revenue was recognized accordingly.

The Group grants certain units of Yunbi and other coupons (collectively referred to as coupons), from time to time, to its customers at its discretion in different situations. Yunbi are not redeemable for cash and can be used as a coupon for the customer’s future purchase on the Yunji App. The coupons granted are not concurrent with a revenue transaction, thus not accounted for when they are granted and are recognized as a reduction of revenue when they are applied in future sales.

The Group at its own discretion issues coupons in various forms to users without any concurrent transactions in place or any substantive action needed from the recipient. These coupons can be used in purchase of goods in a broad range of merchants as an immediate discount of their next purchase, some of which can only be used when the purchase amount exceeds pre-defined threshold. The Group settles with the merchants in cash for the coupons used by the users. As the users are required to make purchases of the merchants’ merchandises to redeem the coupons, the Group recognizes the amounts of redeemed coupons as sales and marketing expenses when the purchases are made.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Cost of revenues

2.21 Cost of revenues

Cost of revenues consists of purchase price of merchandise, inbound shipping charges, write-downs of inventory and member training costs. Inbound shipping charges to receive merchandise from suppliers are included in the inventories and recognized as cost of revenues upon sale of the merchandise to the customers.

Fulfilment

2.22 Fulfilment

Fulfilment expenses represent packaging material costs and those costs incurred in outbound shipping, operating and staffing the Group’s fulfilment and customer service centers, including costs attributable to buying, receiving, inspecting and warehousing inventories, picking, packaging and preparing customer orders for shipment, processing payment and related transaction costs and responding to inquiries from customers, depreciation expenses, payroll costs including share-based compensation expenses, and other daily expenses which are related to the purchasing functions. Fulfilment costs also contain third party payment transaction fees, such as bank card processing and debit card processing fees.

Sales and marketing

2.23 Sales and marketing

Sales and marketing expenses comprise primarily of member management fees, promotion expenses, marketplace coupons, payroll costs including share-based compensation expenses, depreciation expenses and other daily expenses which are related to the sales and marketing functions.

The Group engages third party vendors to provide member management services, which are ultimately performed by service managers who enter into employment contract with the third party vendors. Certain of the Group’s members (customers) have been engaged by third party vendors to serve as service managers. The Group has concluded that the member management services provided by the service managers, including those who are also members, are for distinct services at fair value, and records the member management fees paid to the third party vendors as sales and marketing expenses.

Technology and content

2.24 Technology and content

Technology and content expenses are expensed as incurred and primarily consist of payroll costs including share-based compensation expenses, rental expenses, costs associated with the computing, storage and telecommunications infrastructure for internal use that support the Group’s system and Yunji App services and other expenses which are related to the technology and content functions, which are responsible for technology research and development and content editing in the Group. The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. Costs capitalized for developing such software application were not material for the periods presented.

General and administrative

2.25 General and administrative

General and administrative expenses consist of payroll costs including share-based compensation expenses and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human relations, costs associated with use by these functions of facilities and equipment, such as depreciation and amortization expenses, rental and other general corporate related expenses.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Share-based compensation

2.26 Share-based compensation

The Company grants restricted share units (“RSUs”) and share options of the Company to eligible employees and accounts for these share-based awards in accordance with ASC 718 Compensation — Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using a straight-line method over the requisite service period, which is the vesting period.

For nonemployees’ share-based awards, the Group adopted ASU 2018-07 in 2019, according to ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, it clarifies that equity-classified nonemployee share-based payment awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Nonemployees’ are measured at the grant date fair value of the awards and recognized as expenses using a straight-line method over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Before the Group’s initial public offering, the fair value of RSUs were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. After the Group’s initial public offering, the fair value of the RSUs is determined based on the quoted market price of Yunji’s ordinary shares on the grant date.

In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

In accordance with ASU 2016-09, the Group made an entity-wide accounting policy election to account for forfeitures when they occur.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Employee benefits

2.27 Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, severance benefits costs and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were RMB 163,324, RMB 149,956 and RMB 75,786 for the years ended December 31, 2023, 2024 and 2025, respectively.

Operating leases

2.28 Operating leases

The Company applied ASC 842, Leases, on January 1, 2019 on modified retrospective basis and has elected not to recast comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and warehouse and are included in operating lease right of use assets, net, operating lease liabilities, current and operating lease liabilities, non-current on its Consolidated Balance Sheets. Operating lease right of use assets represent the Group’s right to use an underlying asset for the lease term and Operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right of use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Operating lease right of use assets also includes any lease payments made and excludes lease incentives. The Group’s lease term may include options to extend or terminate the lease. Renewal options are considered within the Operating lease right of use assets and liabilities when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating lease with a term of one year or less, the Group has elected to not recognize a lease liability or lease right of use asset on its Consolidated Balance Sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Consolidated Statements of Comprehensive Loss. The Group has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as single lease component.

Government grant

2.29 Government grant

Government grants are recognized as other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the Consolidated Statements of Comprehensive Loss upon receipts and all conditions attached to the grants are fulfilled.

Income tax

2.30 Income tax

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Comprehensive Loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.30 Income tax (continued)

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

Treasury stocks

2.31 Treasury stocks

The Company accounts for treasury stocks using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stocks account on the Consolidated Balance Sheets.

Statutory reserves

2.32 Statutory reserves

The Company’s subsidiaries, the consolidated VIE and the VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s consolidated VIE and the VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund on an annual basis. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2023, 2024 and 2025, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB 176, RMB 472 and nil respectively.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Comprehensive loss

2.33 Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Net loss per share

2.34 Net loss per share

Basic net loss per share is computed by dividing net loss attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the period, if applicable.

Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion and deemed dividend and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, restricted share units and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

2.35 Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue are derived from within the PRC, no geographical segments are presented.

Recent accounting pronouncements

2.36 Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures”. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company adopted the new guidance on its consolidated financial statement and did not have a material impact to the Company’s Consolidated Financial Statements.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.36 Recent accounting pronouncements (continued)

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires that all public entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) disclose the year-to-date amount of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024. The Company adopted the new guidance on its consolidated financial statement from January 1, 2025 and did not have a material impact to the Company’s Consolidated Financial Statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of income statement expenses, which requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In May 2025, the FASB issued ASU No. 2025-04, Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. The amendments revise the ASC Master Glossary definition of the term performance condition for share-based consideration payable to a customer, incorporating conditions that are based on the volume or monetary amount of a customer’s purchases (or potential purchases) of goods or services from the grantor, and performance targets based on purchases made by other parties that purchase the grantor’s goods or services from the grantor’s customers. For awards with service conditions, the amendments of the ASU eliminate the policy election permitting a grantor to account for forfeitures as they occur; thus, a grantor will be required to estimate the number of expected forfeitures when measuring share-based consideration payable to a customer. The ASU clarifies that share-based consideration encompasses the same instruments as share-based payment arrangements, but the grantee does not need to be a supplier of goods or services to the grantor. The ASU also clarifies that a grantor should not apply the guidance in Topic 606 on constraining estimates of variable consideration to share-based consideration payable to a customer; only to assess the probability that an award will vest using the guidance in Topic 718. The ASU is effective for all entities beginning after December 15, 2026. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. The amendment is effective for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.